WASATCH FUNDS TRUST

Supplement dated June 4, 2014 to the

Prospectus dated June 4, 2014

Investor Class

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Supplement dated June 4, 2014 to the

Prospectus dated June 4, 2014

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated June 4, 2014. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch Micro Cap Fund

Effective until August 4, 2014, the second paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Micro Cap Fund (the “Fund”) on page 58 is hereby deleted and replaced in its entirety with the following:

“Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro cap companies with market capitalizations of less than $1 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).”

Wasatch Micro Cap Value Fund

Effective until August 4, 2014, the second paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Wasatch Micro Cap Value Fund (the “Fund”) on page 63 is hereby deleted and replaced in its entirety with the following:

“Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro cap companies with market capitalizations of less than $1 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated June 4, 2014 to the

Prospectus dated June 4, 2014

Investor Class

Equity Funds

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Supplement dated June 4, 2014 to the

Prospectus and Summary Prospectuses dated June 4, 2014

This Supplement updates certain information contained in the Wasatch Funds Prospectus and Summary Prospectuses for Investor Class shares, each dated June 4, 2014. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Investment Policy

Wasatch Micro Cap Fund

Wasatch Micro Cap Value Fund

(each, a “Fund” and collectively, the “Funds”)

In order to establish consistency among all funds managed by Wasatch Advisors, Inc. (the “Advisor”), and to provide the Advisor with the flexibility to manage the market cap weight of each Fund in lockstep with the gradual appreciation of its comparison performance index over time, the Funds’ Advisor has recommended and the Funds’ Board of Trustees has approved a change to the definition of “micro cap” for each Fund. For each Fund, the current definition of “micro cap” is as follows:

“Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro cap companies with market capitalizations of less than $1 billion at the time of purchase.”

For each Fund, the new definition of “micro cap” is as follows:

“Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro-capitalization companies. The Fund considers a company to be a micro-capitalization company if its market capitalization, at the time of purchase is less than the larger of $1.5 billion or the market capitalization of the largest company in the Russell Microcap Index as of its most recent reconstitution date.”

The new definition will become effective on August 4, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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